Statement of Changes in Shareholders' Deficit (Parentheticals) - USD ($)	3 Months Ended	6 Months Ended	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2025	Dec. 31, 2024
HCM II Acquisition Corp
Sale of Private Placement Warrants	$ 6,850,000	$ 6,850,000		$ 6,850,000